As filed with the Securities and Exchange Commission on November 27, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-22708)

Brown Advisory Funds
(Exact name of registrant as specified in charter)

901 South Bond Street, Suite 400
Baltimore, MD 21231
(Address of principal executive offices) (Zip code)

David M. Churchill
President
Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, MD 21231
(Name and address of agent for service)

(410) 537-5400
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

Brown Advisory Growth Equity Fund
Schedule of Investments
September 30, 2013 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.0%
Consumer Discretionary - 6.2%
473,635	Fossil Group, Inc.*	55,055,332
1,263,710	Starbucks Corp.	97,267,759
		152,323,091
Consumer Staples - 11.6%
531,456	Costco Wholesale Corp.	61,181,214
1,022,521	Estee Lauder Companies, Inc.	71,474,218
1,021,276	Mead Johnson Nutrition Co.	75,839,956
1,312,180	Whole Foods Market, Inc.	76,762,530
		285,257,918
Energy - 9.8%
431,168	Core Laboratories NV	72,957,937
1,353,125	FMC Technologies, Inc.*	74,990,188
1,045,898	Schlumberger Ltd.	92,415,547
		240,363,672
Financials - 3.2%
3,747,168	Charles Schwab Corp.	79,215,132
Health Care - 14.2%
685,277	Covance, Inc.*	59,249,049
1,098,325	DaVita, Inc.*	62,494,693
1,509,712	Express Scripts, Inc.*	93,270,007
543,629	IDEXX Laboratories, Inc.*	54,172,630
214,510	Intuitive Surgical, Inc.*	80,713,678
		349,900,057
Industrials - 13.3%
1,203,869	Danaher Corp.	83,452,199
1,332,929	Fluor Corp.	94,584,642
545,704	Roper Industries, Inc.	72,507,691
667,986	Stericycle, Inc.*	77,085,584
		327,630,116
Information Technology - 35.7%
798,568	Accenture PLC	58,806,548
778,648	Amphenol Corp.	60,251,782
539,098	ANSYS, Inc.*	46,642,759
230,178	Apple, Inc.	109,737,361
731,202	Citrix Systems, Inc.*	51,630,173
504,206	Cognizant Technology Solutions Corp.*	41,405,397
2,654,791	Genpact Limited*	50,122,454
113,982	Google, Inc.*	99,837,974
1,428,514	National Instruments Corp.	44,183,938
1,418,831	NetApp, Inc.	60,470,577
1,412,467	QUALCOMM, Inc.	95,143,777
1,257,678	Salesforce.com, Inc.*	65,286,065
502,961	Visa, Inc.	96,115,847
		879,634,652
Materials - 3.0%
750,015	Ecolab, Inc.	74,071,482
Total Common Stocks (Cost $1,969,671,587)		2,388,396,120

Short-Term Investments - 3.1%
Money Market Funds - 3.1%
75,855,469	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	75,855,469
Total Short-Term Investments (Cost $75,855,469)		75,855,469

Total Investments - 100.1% (Cost $2,045,527,056)		2,464,251,589
Liabilities in Excess of Other Assets - (0.1)%		(2,617,120)
NET ASSETS - 100.0%		$2,461,634,469

* Non-Income Producing

# Annualized seven-day yield as of September 30, 2013.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of investments	$2,053,129,479
Gross unrealized appreciation	425,687,069
Gross unrealized depreciation	(14,564,959)
Net unrealized appreciation	$411,122,110

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3

Common Stocks	$2,388,396,120	$-	$-
Short-Term Investments	$75,855,469	$-	$-
Total Investments	$2,464,251,589	$-	$-

Brown Advisory Value Equity Fund
Schedule of Investments
September 30, 2013 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.9%
Consumer Discretionary - 11.5%
96,985	Abercrombie & Fitch Co.	3,430,360
186,080	Best Buy, Inc.	6,978,000
52,722	Deckers Outdoor Corp.*	3,475,434
102,905	Garmin Ltd.	4,650,277
144,353	Guess?, Inc.	4,308,937
		22,843,008
Energy - 15.2%
167,471	Canadian Natural Resources Ltd.	5,265,288
26,801	Carbo Ceramics, Inc.	2,656,247
32,310	Cimarex Energy Co.	3,114,684
71,666	National Oilwell Varco, Inc.	5,597,831
53,171	Occidental Petroleum Corp.	4,973,615
95,860	Schlumberger Ltd.	8,470,190
		30,077,855
Financials - 24.5%
308,608	Charles Schwab Corp.	6,523,973
56,329	City National Corp.	3,754,891
140,685	FirstMerit Corp.	3,054,271
170,570	Hartford Financial Services Group, Inc.	5,308,139
53,343	M&T Bank Corp.	5,970,149
91,519	MetLife, Inc.	4,296,817
74,995	Northern Trust Corp.	4,078,978
40,525	PNC Financial Services Group, Inc.	2,936,036
670,446	Regions Financial Corp.	6,208,330
200,741	SunTrust Banks, Inc.	6,508,023
		48,639,607
Health Care - 6.5%
197,920	Hologic, Inc.*	4,087,048
90,220	Merck & Co., Inc.	4,295,374
57,515	Novartis AG ADR	4,411,976
		12,794,398
Industrials - 11.3%
28,760	Eaton Corp. PLC	1,979,838
93,604	Fluor Corp.	6,642,140
131,043	Kennametal, Inc.	5,975,561
82,662	PACCAR, Inc.	4,600,967
96,985	Terex Corp.*	3,258,696
		22,457,202
Information Technology - 21.3%
15,902	Apple, Inc.	7,581,278
54,415	Check Point Software Technologies Ltd.*	3,077,712
222,730	Cisco Systems, Inc.	5,216,337
91,630	Microchip Technology, Inc.	3,691,773
134,765	Microsoft Corp.	4,489,022
130,535	NetApp, Inc.	5,563,402
171,022	Oracle Corp.	5,672,800
104,600	QUALCOMM, Inc.	7,045,856
		42,338,180
Materials - 5.6%
46,800	E.I. du Pont de Nemours & Co.	2,740,608
151,400	Freeport-McMoRan Copper & Gold, Inc.	5,008,312
108,265	Potash Corp Sask, Inc.	3,386,529
		11,135,449
Total Common Stocks (Cost $153,122,616)		190,285,699

Short-Term Investments - 5.2%
Money Market Funds - 5.2%
10,236,938	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	10,236,938
Total Short-Term Investments (Cost $10,236,938)		10,236,938

Total Investments - 101.1% (Cost $163,359,554)		200,522,637
Liabilities in Excess of Other Assets - (1.1)%		(2,171,113)
NET ASSETS - 100.0%		$198,351,524

ADR - American Depositary Receipt

* Non-Income Producing

# Annualized seven-day yield as of September 30, 2013.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of investments	$164,937,705
Gross unrealized appreciation	38,191,686
Gross unrealized depreciation	(2,606,754)
Net unrealized appreciation	$35,584,932

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3

Common Stocks	$190,285,699	$-	$-
Short-Term Investments	$10,236,938	$-	$-
Total Investments	$200,522,637	$-	$-

Brown Advisory Flexible Equity Fund
Schedule of Investments
September 30, 2013 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.6%
Consumer Discretionary - 18.8%
66,802	Aaron's, Inc.	1,850,415
26,642	Bed Bath & Beyond, Inc.*	2,061,025
130,201	Best Buy, Inc.	4,882,538
53,494	CarMax, Inc.*	2,592,854
46,821	General Motors Co.*	1,684,151
60,846	Lowe's Companies, Inc.	2,896,878
15,922	Time Warner Cable, Inc.	1,776,895
41,344	TJX Companies, Inc.	2,331,388
48,207	Walt Disney Co.	3,108,870
		23,185,014
Consumer Staples - 2.7%
51,917	Mondelez International, Inc.	1,631,232
21,397	PepsiCo, Inc.	1,701,062
		3,332,294
Energy - 7.3%
106,824	Kinder Morgan, Inc.	3,799,730
24,803	Occidental Petroleum Corp.	2,320,072
49,679	Southwestern Energy Co. *	1,807,322
19,075	Total S.A. ADR	1,104,824
		9,031,948
Financials - 20.8%
25,110	American Express Co.	1,896,307
82,515	Bank of America Corp.	1,138,707
43,277	Berkshire Hathaway, Inc.*	4,912,372
124,702	Charles Schwab Corp.	2,636,200
32,518	CME Group, Inc.	2,402,430
44,406	Franklin Resources, Inc.	2,244,724
45,267	JPMorgan Chase & Co.	2,339,851
182,219	Regions Financial Corp.	1,687,348
22,511	T. Rowe Price Group, Inc.	1,619,216
115,224	Wells Fargo Co.	4,761,056
		25,638,211
Health Care - 8.2%
64,729	Express Scripts, Inc.*	3,998,958
38,960	Merck & Co., Inc.	1,854,885
43,746	Pfizer, Inc.	1,255,948
36,865	Wellpoint, Inc.	3,082,283
		10,192,074
Industrials - 10.1%
40,492	Canadian National Railway Co.	4,104,674
13,544	Canadian Pacific Railway Ltd.	1,669,975
66,618	Owens Corning*	2,530,152
26,953	United Rentals, Inc.*	1,571,090
24,344	United Technologies Corp.	2,624,770
		12,500,661
Information Technology - 22.6%
41,508	Accenture PLC	3,056,649
6,417	Apple, Inc.	3,059,305
6,500	Google, Inc.*	5,693,415
6,216	International Business Machines Corp.	1,151,079
7,721	Mastercard, Inc.	5,194,534
95,551	Microsoft Corp.	3,182,804
37,936	QUALCOMM, Inc.	2,555,369
20,920	Visa, Inc.	3,997,812
		27,890,967
Telecommunication Services - 3.1%
25,105	Crown Castle International Corp.*	1,833,418
45,429	Rogers Communications, Inc.	1,953,902
		3,787,320
Total Common Stocks (Cost $93,627,211)		115,558,489

Warrants - 0.3%
40,000	Kinder Morgan, Inc.*	198,800
17,000	Wells Fargo Co.*	238,680
Total Warrants (Cost $271,434)		437,480

Short-Term Investments - 7.8%
Money Market Funds -7.8%
9,621,500	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	9,621,500
Total Short-Term Investments (Cost $9,621,500)		9,621,500

Total Investments - 101.7% (Cost $103,520,145)		125,617,469
Liabilities in Excess of Other Assets - (1.7)%		(2,109,074)
NET ASSETS - 100.0%		$123,508,395

* Non-Income Producing

# Annualized seven-day yield as of September 30, 2013.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of investments	$103,558,294
Gross unrealized appreciation	22,115,376
Gross unrealized depreciation	(56,201)
Net unrealized appreciation	$22,059,175

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3

Common Stocks	$115,558,489	$-	$-
Warrants	$437,480	$-	$-
Short-Term Investments	$9,621,500	$-	$-
Total Investments	$125,617,469	$-	$-

Brown Advisory Small-Cap Growth Fund
Schedule of Investments
September 30, 2013 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 91.4%
Consumer Discretionary - 9.4%
84,791	ANN INC.*	3,071,130
75,007	Ascent Capital Group, Inc.*	6,047,065
96,824	BJ's Restaurants, Inc.*	2,780,785
68,040	Harman International Industries, Inc.	4,506,289
235,559	HomeAway, Inc.*	6,595,652
993,467	Quiksilver, Inc.*	6,984,073
67,106	Stage Stores, Inc.	1,288,435
		31,273,429
Consumer Staples - 2.8%
61,117	PriceSmart, Inc.	5,820,783
68,187	Susser Holdings Corp.*	3,624,139
		9,444,922
Energy - 1.8%
218,368	Helix Energy Solutions Group, Inc. Co.*	5,539,996
10,321	World Fuel Services Corp.	385,077
		5,925,073
Financials - 2.4%
130,461	Prosperity Bancshares, Inc.	8,067,708
Health Care - 14.0%
191,488	Ariad Pharmaceuticals, Inc.*	3,523,379
83,058	Charles River Laboratories International, Inc.*	3,842,263
106,689	Covance, Inc.*	9,224,331
198,223	Endologix, Inc.*	3,197,337
56,104	Henry Schein, Inc.*	5,817,985
40,041	IDEXX Laboratories, Inc.*	3,990,086
220,942	Incyte Corp.*	8,428,937
120,649	Seattle Genetics, Inc.*	5,288,046
145,062	Volcano Corporation*	3,469,883
		46,782,247
Industrials - 24.1%
34,741	Acuity Brands, Inc.	3,196,867
91,473	Advisory Board Company*	5,440,814
46,999	Colfax Corp.*	2,654,973
84,422	Corporate Executive Board Co.	6,130,726
161,257	DigitalGlobe, Inc.*	5,098,946
98,327	HEICO Corp.	6,660,671
118,901	Hexcel Corp.*	4,613,359
95,960	IDEX Corp.	6,261,390
351,582	Knight Transportation, Inc.	5,808,135
92,604	Landstar System, Inc.	5,183,972
178,262	Roadrunner Transportation Services Holdings, Inc.*	5,034,119
109,800	United Rentals, Inc.*	6,400,242
362,531	UTi Worldwide, Inc.	5,477,843
17,593	Valmont Industries, Inc.	2,443,844
213,291	Waste Connections, Inc.	9,685,544
		80,091,445
Information Technology - 35.4%
532,535	Accelrys, Inc.*	5,250,795
386,606	Applied Micro Circuits Corp.*	4,987,217
259,335	Broadridge Financial Solutions, Inc.	8,233,886
123,287	Broadsoft, Inc.*	4,442,031
71,862	Cavium, Inc.*	2,960,714
69,784	CommVault Systems, Inc.*	6,129,129
35,938	Concur Technologies, Inc.*	3,971,149
269,366	CoreLogic, Inc.*	7,286,350
42,689	CoStar Group, Inc.*	7,167,483
20,587	Cvent, Inc.*	724,045
28,959	E2open, Inc.*	648,682
305,247	EXFO, Inc.*†	1,684,963
61,504	Fair Isaac Corp.	3,399,941
276,616	Genpact Limited*	5,222,510
79,283	Global Payments, Inc.	4,049,776
219,312	Informatica Corp.*	8,546,589
227,998	Interactive Intelligence Group, Inc.*	14,475,593
184,230	MAXIMUS, Inc.	8,297,719
211,366	Pegasystems, Inc.	8,414,481
273,684	Riverbed Technology, Inc.*	3,993,050
113,799	Sapient Corp.*	1,771,850
41,188	Ultimate Software Group, Inc.*	6,071,111
		117,729,064
Materials - 1.5%
76,651	Rockwood Holdings, Inc.	5,127,952
Total Common Stocks (Cost $199,707,296)		304,441,840

Private Placements - 0.6%
16,000	Greenspring Global Partners IV-B, L.P.*^†	1,883,822
39,769	Greenspring Global Partners V-B, L.P.*~†	44,882
		1,928,704
Total Private Placements (Cost $1,212,657)		1,928,704

Short-Term Investments - 7.6%
Money Maket Funds - 7.6%
25,445,759	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	25,445,759
Total Short-Term Investments (Cost $25,445,759)		25,445,759

Total Investments - 99.6% (Cost $226,365,712)		331,816,303
Other Assets in Excess of Liabilities - 0.4%		1,244,395
NET ASSETS - 100.0%		$333,060,698

* Non-Income Producing

^ Security is exempt from registration under Rule 144A of the Securities Act of 1933. Security is fair valued under the supervision of the Board of Trustees and was acquired from February 2008 to May 2013 as part of a $2,000,000 capital commitment. At September 30, 2013, $1,600,000 of the capital commitment has been fulfilled by the Fund.

~ Security is exempt from registration under Rule 144A of the Securities Act of 1933. Security is fair valued under the supervision of the Board of Trustees and was acquired from October 2012 to May 2013 as part of a $100,000 capital commitment. At September 30, 2013, $39,769 of the capital commitment has been fulfilled by the Fund.

† All or a portion of this security is considered illiquid. At September 30, 2013, the total market value of securities considered illiquid was $3,075,788 or 0.9% of net assets.

# Annualized seven-day yield as of September 30, 2013.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of investments	$228,073,108
Gross unrealized appreciation	107,497,638
Gross unrealized depreciation	(3,754,443)
Net unrealized appreciation	$103,743,195

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3

Common Stocks	$304,441,840	$-	$-
Private Placements	$-	$-	$1,928,704
Short-Term Investments	$25,445,759	$-	$-
Total Investments	$329,887,599	$-	$1,928,704

Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
September 30, 2013 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 94.6%
Consumer Discretionary - 15.5%
168,730	Ascent Capital Group, Inc.*	13,603,013
155,433	Cato Corp.	4,349,015
290,201	Core-Mark Holding Co., Inc.†	19,280,955
2,371,919	Denny's Corp.*	14,516,144
269,064	Destination Maternity Corp.	8,556,235
148,185	Mac-Gray Corp.	2,157,574
364,892	Starz*	10,264,412
		72,727,348
Consumer Staples - 5.4%
72,835	Casey's General Stores, Inc.	5,353,372
373,877	Susser Holdings Corp.*	19,871,563
		25,224,935
Energy - 6.2%
163,519	Bristow Group, Inc.	11,897,642
372,993	RigNet, Inc.*	13,509,807
123,268	Susser Petroleum Partners LP	3,712,832
		29,120,281
Financials - 26.0%
522,704	American Capital Ltd.*	7,187,180
402,826	American Equity Investment Life Holding Co.	8,547,968
176,037	Assurant, Inc.	9,523,602
352,733	Capitol Federal Financial, Inc.	4,384,471
475,522	CYS Investments, Inc.	3,865,994
399,213	FirstMerit Corp.	8,666,914
1,223,216	GFI Group, Inc.	4,831,703
192,868	Kemper Corp.	6,480,365
761,995	Maiden Holdings Ltd.	8,999,161
1,179,730	MFA Financial, Inc.	8,788,989
336,520	OceanFirst Financial Corp.	5,690,553
330,511	Oritani Financial Corp.	5,440,211
192,030	Pacific Premier Bancorp, Inc.*	2,580,883
362,272	PHH Corp.*	8,600,337
213,053	Renasant Corp.	5,788,650
3,489,716	Synovus Financial Corp.	11,516,063
920,496	TFS Financial Corp.*	11,018,337
		121,911,381
Health Care - 2.3%
254,862	Air Methods Corp.	10,857,121
Industrials - 16.4%
190,592	Actuant Corp.	7,402,593
273,430	Albany International Corp.	9,807,934
279,779	DigitalGlobe, Inc.*	8,846,612
214,270	EnPro Industries, Inc.*	12,901,197
222,294	Fly Leasing Ltd. ADR	3,085,441
211,436	Kadant, Inc.†	7,102,135
224,973	Thermon Group Holdings, Inc.*	5,199,126
434,260	TMS International Corp.	7,573,494
399,132	TriMas Corp.*	14,887,624
		76,806,156
Information Technology - 17.8%
536,078	Broadridge Financial Solutions, Inc.	17,020,477
534,580	CoreLogic, Inc.*	14,460,389
96,554	DST Systems, Inc.	7,281,137
502,476	Echostar Corp.*	22,078,795
220,301	MAXIMUS, Inc.	9,922,357
41,920	Measurement Specialties, Inc.*	2,273,741
98,830	MTS Systems Corp.	6,359,710
286,121	Vishay Precision Group, Inc.*	4,163,061
		83,559,667
Materials - 3.5%
153,336	Innophos Holdings, Inc.	8,093,074
144,846	KMG Chemicals, Inc.†	3,185,163
122,754	Neenah Paper, Inc.	4,825,460
		16,103,697
Telecommunication Services - 1.5%
658,627	Boingo Wireless, Inc.*	4,610,389
433,628	Orbcomm, Inc.*	2,285,220
		6,895,609
Total Common Stocks (Cost $343,230,355)		443,206,195

Real Estate Investment Trusts - 1.8%
344,707	Starwood Property Trust, Inc.	8,262,627
Total Real Estate Investment Trusts (Cost $7,963,049)		8,262,627

Short-Term Investments - 3.6%
Money Market Funds - 3.6%
17,019,911	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	17,019,911
Total Short-Term Investments (Cost $17,019,911)		17,019,911

Total Investments - 100.0% (Cost $368,213,315)		468,488,733
Other Assets in Excess of Liabilities - 0.0%		99,397
NET ASSETS - 100.0%		$468,588,130

ADR - American Depositary Receipt

* Non-Income Producing

† All or a portion of this security is considered illiquid. At September 30, 2013, the total market value of securities considered illiquid was $13,326,222 or 2.8% of net assets.

# Annualized seven-day yield as of September 30, 2013.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of investments	$370,045,355
Gross unrealized appreciation	103,317,253
Gross unrealized depreciation	(4,873,875)
Net unrealized appreciation	$98,443,378

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3

Common Stocks	$443,206,195	$-	$-
Real Estate Investment Trusts	$8,262,627	$-	$-
Short-Term Investments	$17,019,911	$-	$-
Total Investments	$468,488,733	$-	$-

Brown Advisory Opportunity Fund
Schedule of Investments
September 30, 2013 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.5%
Consumer Discretionary - 14.0%
3,422	Best Buy, Inc.	128,325
3,079	BJ's Restaurants, Inc.*	88,429
203	Chipotle Mexican Grill, Inc.*	87,026
3,388	Destination Maternity Corp.	107,738
799	Fossil Group, Inc.*	92,876
3,828	Guess?, Inc.	114,266
5,942	HomeAway, Inc.*	166,376
3,422	Lowe's Companies, Inc.	162,921
1,933	Monro Muffler Brake, Inc.	89,865
31,785	Quiksilver, Inc.*	223,449
2,270	Starbucks Corp.	174,722
		1,435,993
Consumer Staples - 7.3%
1,584	Estee Lauder Companies, Inc.	110,722
1,997	Mead Johnson Nutrition Co.	148,297
1,702	PriceSmart, Inc.	162,098
3,565	Susser Holdings Corp.*	189,480
2,448	Whole Foods Market, Inc.	143,208
		753,805
Energy - 8.8%
4,248	Canadian Natural Resources Ltd.	133,557
1,198	Core Laboratories NV	202,714
1,895	FMC Technologies, Inc.*	105,021
2,836	Franks International NV*	84,881
2,408	Helix Energy Solutions Group, Inc. Co.*	61,091
1,574	National Oilwell Varco, Inc.	122,945
2,250	Schlumberger Ltd.	198,810
		909,019
Financials - 14.2%
7,769	Charles Schwab Corp.	164,237
2,226	City National Corp.	148,385
6,575	FirstMerit Corp.	142,743
2,690	Hartford Financial Services Group, Inc.	83,713
1,750	JPMorgan Chase & Co.	90,457
1,099	M&T Bank Corp.	123,000
2,702	Prosperity Bancshares, Inc.	167,092
11,009	Regions Financial Corp.	101,943
4,895	SunTrust Banks, Inc.	158,696
32,626	Synovus Financial Corp.	107,666
8,173	TFS Financial Corp.*	97,831
1,660	Wells Fargo Co.	68,591
		1,454,354
Health Care - 10.9%
5,069	Ariad Pharmaceuticals, Inc.*	93,270
1,007	athenahealth, Inc.*	109,320
1,498	Covance, Inc.*	129,517
2,216	DaVita, Inc.*	126,090
2,702	Express Scripts, Inc.*	166,930
2,905	HMS Holdings Corp.*	62,487
4,476	Incyte Corp.*	170,759
413	Intuitive Surgical, Inc.*	155,399
2,396	Seattle Genetics, Inc.*	105,017
		1,118,789
Industrials - 12.4%
3,246	Colfax Corp.*	183,367
721	FedEx Corp.	82,273
1,339	Fluor Corp.	95,015
2,428	HEICO Corp.	164,473
9,531	Knight Transportation, Inc.	157,452
6,640	MRC Global, Inc.*	177,952
1,227	Stericycle, Inc.*	141,596
4,542	TMS International Corp.	79,212
3,396	United Rentals, Inc.*	197,953
		1,279,293
Information Technology - 25.0%
10,750	Accelrys, Inc.*	105,995
615	Apple, Inc.	293,201
9,215	Applied Micro Circuits Corp.*	118,874
1,934	Check Point Software Technologies Ltd.*	109,387
1,781	Citrix Systems, Inc.*	125,756
4,057	CoreLogic, Inc.*	109,742
3,327	EPAM Systems, Inc.*	114,782
1,854	Fair Isaac Corp.	102,489
5,588	Genpact Limited*	105,501
143	Google, Inc.*	125,255
3,541	Microsemi Corp.*	85,869
2,696	MTS Systems Corp.	173,488
3,480	National Instruments Corp.	107,636
2,123	NetApp, Inc.	90,482
3,381	Pegasystems, Inc.	134,598
4,289	QUALCOMM, Inc.	288,907
4,181	Riverbed Technology, Inc.*	61,001
3,282	Salesforce.com, Inc.*	170,369
740	Visa, Inc.	141,414
		2,564,746
Materials - 2.9%
1,149	Ecolab, Inc.	113,475
994	Praxair, Inc.	119,489
1,030	Rockwood Holdings, Inc.	68,907
		301,871
Total Common Stocks (Cost $7,374,625)		9,817,870

Short-Term Investments - 4.4%
Money Market Funds - 4.4%
447,111	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	447,111
Total Short-Term Investments (Cost $447,111)		447,111

Total Investments - 99.9% (Cost $7,821,736)		10,264,981
Other Assets in Excess of Liabilities - 0.1%		10,362
NET ASSETS - 100.0%		$10,275,343

* Non-Income Producing

# Annualized seven-day yield as of September 30, 2013.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of investments	$7,888,144
Gross unrealized appreciation	2,537,973
Gross unrealized depreciation	(161,136)
Net unrealized appreciation	$2,376,837

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3

Common Stocks	$9,817,870	$-	$-
Short-Term Investments	$447,111	$-	$-
Total Investments	$10,264,981	$-	$-

Brown Advisory Maryland Bond Fund
Schedule of Investments
September 30, 2013 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 96.7%
General Obligation Bonds - 30.4%
565,000	Anne Arundel County Maryland Consolidated General Improvements	5.00%	03/01/2015	602,968
500,000	Anne Arundel County Maryland Consolidated General Improvements	4.00%	04/01/2015	527,955
250,000	Anne Arundel County Maryland Consolidated General Improvements Callable 3/1/2017 @ 100^	5.00%	03/01/2018	281,920
1,230,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 3/1/2015 @ 100^	5.00%	03/01/2017	1,310,344
900,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	09/01/2015	980,370
315,000	Baltimore County Maryland Consolidated Public Improvement Series A	5.00%	11/01/2015	345,331
1,280,000	Baltimore County Maryland Consolidated Public Improvement AGM Insured Series A	5.00%	10/15/2015	1,399,795
225,000	Baltimore County Maryland Pension Funding	5.00%	08/01/2014	234,115
575,000	Baltimore County Maryland Pension Funding	5.00%	08/01/2015	624,312
250,000	Baltimore Maryland Consolidated Public Improvement	5.00%	10/15/2015	273,397
440,000	Baltimore Maryland Consolidated Public Improvement NATL-RE Insured Series A	5.00%	10/15/2014	462,088
1,275,000	Calvert County Maryland General Obligation	4.00%	04/01/2014	1,299,722
500,000	Calvert County Maryland General Obligation	5.00%	07/15/2017	576,570
200,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	4.00%	10/01/2014	207,692
1,000,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	5.00%	11/01/2015	1,096,290
500,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	4.00%	12/01/2015	539,080
1,080,000	Charles County Maryland County Commissioners Consolidated Public Improvement	5.00%	03/01/2014	1,102,151
1,930,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series A	5.00%	02/01/2015	2,053,211
660,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2015 @ 100^	4.25%	03/01/2016	697,013
500,000	Frederick County Maryland Series C	4.00%	12/01/2013	503,265
2,000,000	Frederick County Maryland Consolidated Public Improvement Series A	4.00%	02/01/2016	2,159,820
200,000	Frederick County Maryland Public Facilities	5.00%	08/01/2014	208,068
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/2018	594,255
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/2021	608,380
150,000	Harford County Maryland Consolidated Public Improvement	4.50%	12/01/2014	157,584
330,000	Harford County Maryland Consolidated Public Improvement	5.00%	07/01/2015	357,123
200,000	Harford County Maryland Consolidated Public Improvement	5.00%	12/01/2015	219,950
600,000	Harford County Maryland Consolidated Public Improvement Series A	5.00%	07/01/2016	672,312
500,000	Howard County Maryland Consolidated Public Improvement Series A	5.00%	02/15/2017	570,665
685,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/2014	714,023
2,000,000	Howard County Maryland Consolidated Public Improvement Project Series A	4.00%	04/15/2015	2,114,160
300,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/2015	326,049
2,020,000	Howard County Maryland Metropolitan District Project Series B	5.00%	08/15/2016	2,272,965
1,500,000	Illinois State	4.00%	07/01/2016	1,592,595
2,170,000	Maryland State & Local Facilities Loan	5.00%	08/01/2014	2,257,907
550,000	Maryland State & Local Facilities Loan	5.00%	08/01/2015	597,168
500,000	Maryland State & Local Facilities Loan 2nd Series A	5.00%	08/01/2015	542,880
725,000	Maryland State & Local Facilities Loan 2nd Series A	4.00%	08/01/2016	794,346
500,000	Maryland State & Local Facilities Loan	5.00%	08/01/2016	562,020
575,000	Maryland State & Local Facilities Loan	5.50%	03/01/2017	667,023
390,000	Maryland State & Local Facilities Loan 1st Series	5.00%	03/15/2017	446,332
1,000,000	Maryland State & Local Facilities Loan 2nd Series, Callable 8/1/2017 @ 100^	5.00%	08/01/2018	1,138,820
2,950,000	Maryland State & Local Facilities Loan Callable 3/1/2021 @ 100^	5.00%	03/01/2023	3,455,748
125,000	Maryland State & Local Facilities Loan Capital Improvement 1st Series A	5.25%	03/01/2015	133,879
2,500,000	Maryland State Local Facilities First Series C, Callable 3/1/2019 @ 100^	4.00%	03/01/2022	2,718,550
425,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	07/01/2014	440,517
565,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2014	587,888
1,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	11/01/2014	1,052,440
2,175,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/2015	2,337,907
565,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2015	613,454
500,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 9/1/2014 @ 100^	5.00%	09/01/2015	522,215
1,745,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/2016	1,945,239
2,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2016	2,248,080
1,790,000	Prince Georges County Maryland Consolidated Public Improvement	5.00%	09/15/2014	1,872,967
750,000	Prince Georges County Maryland Consolidated Public Improvement Series A	5.00%	07/15/2015	812,902
1,275,000	Prince Georges County Maryland Consolidated Public Improvement	5.00%	09/15/2015	1,390,961
2,400,000	Prince Georges County Maryland Consolidated Public Improvement	5.00%	08/01/2016	2,697,696
565,000	Washington County Maryland - Public Improvement	4.50%	01/01/2015	594,905
640,000	Washington County Maryland - Public Improvement	4.00%	01/01/2018	715,482
250,000	Washington Suburban Sanitary District Maryland Consolidated Public Improvement Series A	4.00%	06/01/2015	265,478
200,000	Washington Suburban Sanitary District Maryland Sewage Disposal	5.00%	06/01/2016	223,558
1,500,000	Washington Suburban Sanitation District - General Construction Callable 6/1/2014 @ 100^	4.00%	06/01/2015	1,537,290
210,000	Washington Suburban Sanitation District - Sewage Disposal	4.00%	06/01/2014	215,416
1,500,000	Washington Suburban Sanitation District Consolidated Public Improvement	5.00%	06/01/2015	1,617,825
1,500,000	Washington Suburban Sanitation District Consolidated Public Improvement	5.00%	06/01/2016	1,676,685
1,330,000	Wicomico County Maryland AGM Insured	3.00%	12/01/2014	1,372,307
1,000,000	Worcester County Maryland Public Improvement	5.00%	10/01/2016	1,127,860
500,000	Worcester County Maryland Public Improvement	5.00%	10/01/2017	578,760
				67,448,043
Refunded Bonds - 2.6%
725,000	Baltimore County Maryland Catholic Health Initiatives Series A, Callable 9/1/2016 @ 100^	5.00%	09/01/2019	817,887
250,000	Frederick County Maryland Public Facilities Callable 8/1/2015 @ 100^	5.00%	08/01/2016	271,127
500,000	Maryland State & Local Facilities Loan 1st Series, Callable 8/1/2014 @ 100^	5.00%	08/01/2015	520,125
665,000	Maryland State & Local Facilities Loan 2nd Series A, Callable 8/1/2015 @ 100^	5.00%	08/01/2017	721,199
250,000	Maryland State Health & Higher Educational Facilities - Goucher College Callable 7/1/2014 @ 100^	4.50%	07/01/2019	258,168
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Series A, Prerefunded 7/1/2014 @ 100^	4.00%	07/01/2017	514,035
500,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 4/1/2014 @ 100^	5.00%	04/01/2017	512,185
1,700,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 5/1/2017 @ 100^	5.00%	05/01/2018	1,952,943
250,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A, Callable 10/1/2016 @ 100^	5.00%	10/01/2019	282,125
				5,849,794
Revenue Bonds - 63.7%
500,000	Baltimore County Maryland Economic Development Various Garrison Forest School Incorporate#	3.00%	10/01/2031	519,730
405,000	Baltimore Maryland Wastewater Project Series A	3.40%	07/01/2016	435,452
360,000	Baltimore Maryland Wastewater Project Series A, Callable 7/1/2018 @ 100 AGM Insured^	5.00%	07/01/2020	409,482
1,000,000	Baltimore Maryland Wastewater Project Series C, Callable 7/1/2016 @ 100 AMBAC Insured^	5.00%	07/01/2021	1,108,130
1,000,000	Chicago Illinois O'Hare International Airport Refunding General Airport Third Lien Series B	5.25%	01/01/2018	1,140,610
1,000,000	Cobb County Georgia Kennestone Hospital Refunding Revenue Anticipation Certificates Callable 4/1/2023 @ 100^	5.00%	04/01/2024	1,122,520
1,000,000	Cobb County Georgia Kennestone Hospital Revenue Anticipation Certificates Callable 4/1/2023 @ 100^	5.00%	04/01/2028	1,071,060
2,855,000	Colorado Health Facilities Authority Revenue Refunding Covenant Retirement	5.00%	12/01/2022	3,045,257
2,500,000	Frederick County Maryland Special Obligation Subordinated Urbana Community Development Authority Series B, Callable 7/1/2020 @ 100^	5.50%	07/01/2040	2,270,475
375,000	Frederick County Maryland Special Obligation Urbana Community Development Authority Series A	4.00%	07/01/2017	407,730
1,275,000	Georgia State Housing & Finance Authority	1.35%	06/01/2018	1,252,624
835,000	Georgia State Housing & Finance Authority	1.45%	12/01/2018	814,818
1,390,000	Georgia State Housing & Finance Authority	1.70%	06/01/2019	1,348,091
750,000	Illinois Finance Authority Northwestern Memorial Callable 8/15/2022 @ 100^	4.00%	08/15/2033	674,550
3,335,980	Illinois Housing Development Authority Series A, Callable 1/1/2023 @ 100^	2.45%	06/01/2043	3,089,985
1,000,000	Indiana Finance Authority Hospital Revenue Community Health Network Series A	5.00%	05/01/2023	1,110,490
1,100,000	Lower Colorado River Authority Texas Revenue Series B	5.00%	05/15/2021	1,280,686
500,000	Maryland Environmental Service Revenue Mid Shore III Regional Landfill Callable 11/1/2020 @ 100^	5.00%	11/01/2022	568,115
500,000	Maryland State Community Development Administration - Residential Program Series G	4.10%	09/01/2014	515,400
1,000,000	Maryland State Community Development Administration - Residential Program Series C	3.85%	09/01/2015	1,050,680
585,000	Maryland State Community Development Administration - Single Family Housing Series A	1.00%	03/01/2014	586,281
1,555,000	Maryland State Community Development Administration - Single Family Housing Series A, Callable 10/1/2023 @ 100^	4.00%	07/01/2043	1,566,445
500,000	Maryland State Community Development Administration Local Government Infrastructure - A-1 Callable 6/1/2020 @ 100^	3.50%	06/01/2022	524,545
300,000	Maryland State Community Development Administration Non AMT Non Ace - Single Family Housing	1.90%	03/01/2016	305,766
175,000	Maryland State Community Development Administration Non AMT Non Ace - Single Family Housing	2.05%	09/01/2016	178,577
1,000,000	Maryland State Department of Transportation	5.25%	12/15/2014	1,061,010
200,000	Maryland State Department of Transportation	5.00%	03/01/2015	213,440
100,000	Maryland State Department of Transportation	5.00%	06/01/2015	107,820
3,200,000	Maryland State Department of Transportation	4.00%	02/15/2016	3,463,904
1,300,000	Maryland State Department of Transportation	5.25%	12/15/2016	1,488,968
1,325,000	Maryland State Department of Transportation	5.00%	02/15/2017	1,511,785
1,400,000	Maryland State Department of Transportation	5.00%	06/01/2019	1,659,518
500,000	Maryland State Department of Transportation Callable 5/15/2017 @ 100^	4.00%	05/15/2020	536,645
700,000	Maryland State Department of Transportation 2nd Issue, Callable 9/1/2018 @ 100^	4.00%	09/01/2021	753,123
100,000	Maryland State Economic Development Corporation - Salisbury University Project	5.00%	06/01/2022	103,798
100,000	Maryland State Economic Development Corporation - Salisbury University Project	4.00%	06/01/2023	95,136
200,000	Maryland State Economic Development Corporation - Salisbury University Project Callable 6/1/2023 @ 100^	5.00%	06/01/2027	199,790
400,000	Maryland State Economic Development Corporation - Senior Student Housing Towson University Project Callable 7/1/2022 @ 100^	5.00%	07/01/2027	413,728
500,000	Maryland State Economic Development Corporation - University of Maryland College Park Project Callable 6/1/2016 @ 100 CIFG Insured^	5.00%	06/01/2022	519,325
455,000	Maryland State Health & Higher Educational Facilities - Adventist Health Care Series A	5.00%	01/01/2022	495,359
2,110,000	Maryland State Health & Higher Educational Facilities - Adventist Health Care Series A, Callable 1/1/2022 @ 100^	5.50%	01/01/2023	2,342,986
735,000	Maryland State Health & Higher Educational Facilities - Anne Arundel Health System, Inc.	4.00%	07/01/2014	755,404
385,000	Maryland State Health & Higher Educational Facilities - Anne Arundel Health System, Inc.	4.00%	07/01/2016	416,770
1,395,000	Maryland State Health & Higher Educational Facilities - Charlestown Community Project	5.00%	01/01/2018	1,513,101
650,000	Maryland State Health & Higher Educational Facilities - Edenwald Series A, Callable 7/1/2016 @ 100^	5.20%	01/01/2024	648,921
1,000,000	Maryland State Health & Higher Educational Facilities - Edenwald Series A, Callable 7/1/2016 @ 100^	5.40%	01/01/2037	947,970
1,185,000	Maryland State Health & Higher Educational Facilities - FHA Insured Mortgage Western Maryland Health Series A	5.00%	07/01/2014	1,221,356
390,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Series A, Callable 7/1/2022 @ 100^	5.00%	07/01/2023	437,510
1,995,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center	5.00%	07/01/2021	2,225,283
1,000,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100^	5.00%	07/01/2023	1,083,370
575,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100^	5.25%	07/01/2024	627,475
250,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100^	5.25%	07/01/2025	269,345
1,500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Callable 7/1/2022 @ 100^	5.00%	07/01/2023	1,716,990
3,400,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Callable 5/15/2020 @ 100^	5.00%	05/15/2040	3,439,950
350,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Series B#	4.30%	05/15/2048	370,283
115,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital	5.00%	05/15/2021	133,504
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/2018	582,745
685,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/2015	734,532
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/2017	556,645
250,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2017 @ 100^	5.00%	07/01/2018	278,855
250,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/2019	281,008
100,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2021 @ 100^	6.00%	07/01/2022	116,546
520,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2021 @ 100^	5.25%	07/01/2024	567,455
725,000	Maryland State Health & Higher Educational Facilities - Medstar Health	5.00%	08/15/2014	753,594
2,600,000	Maryland State Health & Higher Educational Facilities - Medstar Health	5.00%	08/15/2016	2,883,062
355,000	Maryland State Health & Higher Educational Facilities - Medstar Health	5.00%	08/15/2021	404,370
500,000	Maryland State Health & Higher Educational Facilities - Medstar Health	5.00%	08/15/2023	562,875
3,565,000	Maryland State Health & Higher Educational Facilities - Medstar Health Callable 5/15/2016 @ 100^	4.75%	05/15/2042	3,401,224
500,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2022 @ 100^	5.00%	07/01/2024	534,305
1,000,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2021 @ 100^	6.00%	07/01/2025	1,119,740
1,130,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2021 @ 100^	6.25%	07/01/2031	1,220,129
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A, Callable 7/1/2017 @ 100^	5.00%	07/01/2026	203,924
135,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A, Callable 7/1/2017 @ 100^	5.00%	07/01/2027	136,856
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Callable 7/1/2017 @ 100^	4.50%	07/01/2035	185,690
1,000,000	Maryland State Health & Higher Educational Facilities - Peninsula Regional Medical Center Callable 7/1/2016 @ 100^	5.00%	07/01/2026	1,026,160
500,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	4.00%	07/01/2015	527,025
965,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	4.00%	07/01/2015	1,021,674
260,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Series F	5.00%	07/01/2018	296,400
250,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	5.00%	07/01/2020	288,187
400,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	5.00%	07/01/2021	458,236
400,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	5.00%	07/01/2022	455,556
500,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Callable 7/1/2018 @ 100 AMBAC Insured^	5.50%	07/01/2024	559,270
250,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Callable 7/1/2019 @ 100^	5.00%	07/01/2034	251,282
1,995,000	Maryland State Health & Higher Educational Facilities - Upper Chesapeake Hospitals	5.50%	01/01/2018	2,121,104
250,000	Maryland State Health & Higher Educational Facilities - Washington Christian Academy Callable 1/1/2017 @ 100^†	5.25%	07/01/2018	75,000
240,000	Maryland State Health & Higher Educational Facilities - Western Medical Health Series A, Callable 7/1/2016 @ 100 NATL-RE FHA 242 Insured^	5.00%	01/01/2025	258,379
1,750,000	Maryland State Industrial Development Financing Authority Multi-Modal#	2.00%	09/01/2040	1,784,458
1,250,000	Maryland State Industrial Development Financing Authority Multi-Modal - McDonogh School Series B#	1.10%	09/01/2040	1,252,313
750,000	Maryland State Transportation Authority Series A	3.00%	07/01/2016	798,217
990,000	Maryland State Transportation Authority Series A	5.00%	07/01/2018	1,154,825
570,000	Maryland State Transportation Authority Callable 7/1/2018 @ 100^	5.00%	07/01/2021	645,297
4,255,000	Maryland State Transportation Authority Airport Refunding Baltimore/Washington	5.00%	03/01/2022	4,946,055
2,660,000	Maryland State Transportation Authority Transportation	5.00%	07/01/2017	3,056,819
970,000	Maryland State Transportation Authority Transportation Facilities Project Series 2009A, Callable 7/1/2019 @ 100^	5.00%	07/01/2022	1,106,896
1,815,000	Maryland State Transportation Authority Transportation Refunding	5.00%	07/01/2020	2,149,142
1,715,000	Maryland State Water Quality Financing	5.00%	03/01/2015	1,830,248
500,000	Maryland State Water Quality Financing Series A	5.00%	09/01/2015	544,550
500,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund	5.00%	03/01/2017	568,475
350,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund	5.00%	03/01/2018	404,915
300,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund Callable 3/1/2018 @ 100^	4.00%	03/01/2019	329,268
265,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund Series A, Callable 3/1/2018 @ 100^	5.00%	03/01/2019	305,632
2,055,000	Miami-Dade County Florida Expressway Authority	5.00%	07/01/2018	2,366,435
855,000	Montgomery County Maryland Housing Opportunities Revenue Bonds	1.60%	07/01/2018	841,884
950,000	Montgomery County Maryland Parking Revenue System Project Bethesda Parking Lot District	4.00%	06/01/2015	1,006,050
1,385,000	Montgomery County Maryland Parking Revenue System Project Bethesda Parking Lot District	4.00%	06/01/2015	1,466,715
1,000,000	Nebraska Investment Finance Authority Housing Single Revenue Bonds	2.50%	09/01/2022	949,270
1,000,000	New Jersey State Transportation Trust Fnd Authority Transportation Program Bonds Series AA	5.00%	06/15/2020	1,155,420
1,447,363	New Mexico State Mortgage Finance Authority Callable 6/1/2023 @ 100^	2.85%	07/01/2043	1,466,917
700,000	New York State Mortgage Agency Revenue	0.85%	04/01/2016	698,964
500,000	Oklahoma State Municipal Power Authority Callable 1/1/2023 @ 100^	4.00%	01/01/2043	431,115
450,000	Oregon Health & Science University Series E, Callable 7/1/2022 @ 100^	5.00%	07/01/2025	503,019
1,000,000	Puerto Rico SalesTax Financing Corp. Revenue Bonds	5.25%	08/01/2019	1,018,530
3,500,000	Puerto Rico SalesTax Financing Corp. Revenue Bonds Series A, Callable 8/1/2019 @ 100^	5.50%	08/01/2023	3,403,960
2,500,000	Puerto Rico SalesTax Financing Corp. Revenue Bonds Series A, Callable 8/1/2019 @ 100^	5.00%	08/01/2024	2,292,600
1,810,000	Puerto Rico SalesTax Financing Corp. Revenue Bonds First Subseries A-1	6.82%~	08/01/2024	884,674
250,000	Railsplitter Tobacco Settlement Authority	5.00%	06/01/2016	274,297
4,000,000	Railsplitter Tobacco Settlement Authority	5.25%	06/01/2020	4,541,920
3,000,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2017	3,291,150
2,540,000	Tobacco Settlement Financing Corp. Callable 6/1/2017 @ 100^	5.00%	06/01/2018	2,773,375
350,000	University of Maryland System Auxiliary Series D	4.00%	04/01/2014	356,842
1,000,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series D	3.00%	04/01/2015	1,040,840
350,000	University of Maryland System Auxiliary Facility & Tuition Revenue	5.00%	04/01/2015	374,787
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.75%	10/01/2015	533,635
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	4.00%	10/01/2016	549,570
1,500,000	University of Maryland System Auxiliary Refunding Series A	4.00%	04/01/2017	1,662,630
1,100,000	University of Maryland University Revenues Various Revolving - A-RMKT#	1.25%	07/01/2023	1,085,612
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A, Callable 4/1/2017 @ 100^	4.00%	04/01/2020	535,905
4,405,000	University System of Maryland - Auxiliary Facility & Tuition	5.00%	04/01/2016	4,891,576
1,085,000	Wisconsin State Health & Higher Education Aspirus, Inc.	5.00%	08/15/2020	1,237,877
				141,545,573
Total Municipal Bonds (Cost $212,315,548)				214,843,410

Shares
Short-Term Investments - 2.5%
Money Market Fund - 2.5%
5,457,754	DWS Cash Account Trust - Tax-Exempt Portfolio, 0.01%*			5,457,754
Total Short-Term Investments (Cost $5,457,754)				5,457,754

Total Investments - 99.2% (Cost $217,773,302)				220,301,164
Other Assets in Excess of Liabilities - 0.8%				1,866,493
TOTAL NET ASSETS - 100.0%				$222,167,657

^ Continuously callable with 30 days notice.

# Variable rate security. Rate disclosed is as of September 30, 2013.

~ Zero coupon bond. Amount shown is yield to maturity as of September 30, 2013.

† Security is in default and did not its most recent payment of interest. This security is considered illiquid. At September 30, 2013, the total market value of the securities considered illiquid was $75,000 or 0.0% of net assets.

* Annualized seven-day yield as of September 30, 2013.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of investments	$217,773,302
Gross unrealized appreciation	4,882,479
Gross unrealized depreciation	(2,354,617)
Net unrealized appreciation	$2,527,862

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3

Municipal Bonds	$-	$214,843,410	$-
Short-Term Investments	$5,457,754	$-	$-
Total Investments	$5,457,754	$214,843,410	$-

Brown Advisory Intermediate Income Fund
Schedule of Investments
September 30, 2013 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 33.4%
1,008,000	Alleghany Corp.	5.63%	09/15/2020	1,110,712
1,332,000	Alleghany Corp.	4.95%	06/27/2022	1,410,093
2,495,000	American Express Co.#	0.85%	05/22/2018	2,494,845
3,040,000	AT&T, Inc.	0.80%	12/01/2015	3,032,877
2,575,000	Bank of America Corp.	6.00%	09/01/2017	2,918,557
2,525,000	BB&T Corp. Callable 5/15/2018 @ 100# ^	1.11%	06/15/2018	2,540,759
2,200,000	Burlington Northern Santa Fe, LLC	5.75%	03/15/2018	2,537,942
2,640,000	Carnival Corp.	1.88%	12/15/2017	2,588,575
2,855,000	Caterpillar Financial Services Corp.	2.65%	04/01/2016	2,974,447
2,955,000	Celgene Corp.	2.45%	10/15/2015	3,044,070
2,970,000	Eastman Chemical Co.	2.40%	06/01/2017	3,015,426
2,685,000	Ecolab, Inc.	1.45%	12/08/2017	2,635,089
2,800,000	FMC Technologies, Inc.	2.00%	10/01/2017	2,771,854
7,610,000	FNMA	0.50%	07/02/2015	7,633,842
3,160,000	FNMA Callable 1/15/2015 @ 100^	0.65%	01/15/2016	3,164,787
2,625,000	Goldman Sachs Group, Inc.#	1.47%	04/30/2018	2,633,768
2,400,000	JPMorgan Chase & Co.#	1.17%	01/25/2018	2,417,786
2,560,000	Kellogg Co.	4.15%	11/15/2019	2,800,489
3,000,000	Markel Corp.	5.35%	06/01/2021	3,266,412
3,000,000	Medco Health Solutions, Inc.	4.13%	09/15/2020	3,118,080
2,565,000	Metlife, Inc. Callable 10/10/2014 @ 100^	1.76%	12/15/2017	2,548,615
3,000,000	Morgan Stanley	3.80%	04/29/2016	3,159,516
2,290,000	Providence Health & Services Floating Note#	0.95%	10/01/2017	2,289,979
3,500,000	Provident Bank of Maryland Callable 12/16/2013 @ 100^	9.50%	05/01/2018	3,532,263
2,575,000	Roper Industries, Inc.	2.05%	10/01/2018	2,528,689
1,610,000	Saint Barnabas Health System	4.00%	07/01/2028	1,479,359
2,750,000	Starbucks Corp.	6.25%	08/15/2017	3,211,258
2,250,000	Sutter Health	1.09%	08/15/2053	2,237,135
1,366,000	Verizon Communications, Inc.#	2.00%	09/14/2018	1,438,057
2,742,000	W.R. Berkley Corp.	6.15%	08/15/2019	3,145,419
Total Corporate Bonds & Notes (Cost $83,008,482)				83,680,700

U.S. Treasury Notes - 26.5%
15,160,000	United States Treasury Note	4.25%	11/15/2013	15,238,468
25,370,000	United States Treasury Note	1.00%	01/15/2014	25,441,848
18,679,832	United States Treasury Note	0.13%	04/15/2018	19,254,816
6,363,902	United States Treasury Inflation Indexed Note	0.38%	07/15/2023	6,337,052
Total U.S. Treasury Notes (Cost $66,435,399)				66,272,184

Mortgage Backed Securities - 21.0%
6,196	FHLMC, Pool# C00210	8.00%	01/01/2023	6,881
570,865	FHLMC, Pool# 1B0889#	2.39%	05/01/2033	603,156
472,891	FHLMC, Pool# 1J0203#	2.46%	04/01/2035	499,843
357,887	FHLMC REMIC, Series 2782	4.00%	11/15/2033	379,725
133	FNMA, Pool# 433646	6.00%	10/01/2013	133
10,580	FNMA, Pool# 409589	9.50%	11/01/2015	10,647
62,007	FNMA, Pool# 254089	6.00%	12/01/2016	65,386
285,121	FNMA, Pool# 842239	5.00%	09/01/2020	303,593
4,894,583	FNMA, Pool# AJ5336	3.00%	11/01/2026	5,081,638
4,722,472	FNMA, Pool# AP4509	3.00%	09/01/2027	4,903,829
2,619,927	FNMA, Pool# AQ5078	3.00%	12/01/2027	2,722,269
22,970	FNMA, Pool# 539082	7.00%	08/01/2028	23,490
52,768	FNMA, Pool# 625536	6.00%	01/01/2032	57,686
83,114	FNMA, Pool# 628837	6.50%	03/01/2032	93,530
246,695	FNMA, Pool# 663238	5.50%	09/01/2032	268,756
75,988	FNMA, Pool# 744805#	1.97%	11/01/2033	79,806
98,708	FNMA, Pool# 741373#	2.70%	12/01/2033	103,554
78,210	FNMA, Pool# 764342#	1.90%	02/01/2034	81,414
197,450	FNMA, Pool# 848817	5.00%	01/01/2036	214,166
782,994	FNMA, Pool# 866920#	2.54%	02/01/2036	830,912
4,681,670	FNMA, Pool# AA7686	4.50%	06/01/2039	5,030,869
2,318,463	FNMA, Pool# AC4824#	3.58%	10/01/2039	2,464,497
752,853	FNMA, Pool# AP4266	3.50%	08/01/2042	767,452
7,958,891	FNMA, Pool# AQ9044	3.50%	12/01/2042	8,123,258
7,015,261	FNMA, Pool# AT9143	3.50%	07/01/2043	7,157,563
4,633,859	FNMA, Pool# AT9189	3.50%	07/01/2043	4,725,031
3,854,604	FNMA REMIC Trust, Series 2012-15#	0.73%	03/25/2042	3,859,929
172,836	GNMA, Pool# 781450	5.00%	06/15/2017	183,909
30,931	GNMA, Pool# 487110	6.50%	04/15/2029	35,521
61,433	GNMA, Pool# 781186	9.00%	06/15/2030	67,360
7,122	GNMA, Pool# 571166	7.00%	08/15/2031	7,453
614,731	GNMA, Series 2008-1-PA	4.50%	12/20/2036	628,016
122,172	GNMA REMIC Trust, Series 2004-12	4.81%	08/16/2032	122,137
3,000,000	GNMA REMIC Trust, Series 2010-124	2.79%	05/16/2037	3,088,202
Total Mortgage Backed Securities (Cost $51,976,860)				52,591,611

Municipal Bonds - 12.3%
2,465,000	Delaware State Housing Authority Taxable Callable 1/1/2021 @ 100^	2.75%	12/01/2041	2,352,448
670,000	District of Columbia Income Tax Secured Revenue Bonds, Series 2010F	4.71%	12/01/2022	733,864
6,053,430	Illinois Housing Development Authority Revenue Bonds Callable 1/1/2023 @ 100^	2.75%	06/01/2043	5,938,354
1,000,000	Illinois State Sales Tax Revenue Taxable Building	2.30%	06/15/2019	983,640
1,560,000	Indiana State Bond Bank Revenue	1.02%	07/15/2016	1,565,444
3,200,000	Maryland State Health & Higher Education Revenue Bonds	3.99%	07/01/2028	2,956,480
290,000	Metropolitan Washington District of Columbia Airports Taxable Series C Callable 10/1/2015 @ 100^	5.69%	10/01/2030	304,161
3,893,558	Minnesota State Housing Finance Agency Homeownership Finance Bonds Callable 1/1/2023 @ 100^	2.70%	09/01/2041	3,780,684
710,000	Missouri State Housing Development Commission Callable 11/1/2019 @ 100^	2.65%	11/01/2040	673,634
2,750,000	Port Authority New York & New Jersey	5.31%	12/01/2019	3,103,953
2,880,000	Puerto Rico Sales Tax Financing Corporate Sales Revenue Bonds Callable 8/1/2019 @ 100^	5.25%	08/01/2027	2,543,184
5,982,249	Virginia State Housing Development Authority Homeownership Tax Mortgage Bonds	3.25%	08/25/2042	5,891,318
Total Municipal Bonds (Cost $31,317,186)				30,827,164

Asset Backed Securities - 5.1%
5,350,000	Ally Master Owner Trust 2012-4, Series A	1.72%	07/15/2019	5,343,251
3,000,000	Avis Budget Rental Funding LLC 2010-3, Series B†	6.74%	05/20/2016	3,210,129
3,000,000	Avis Budget Rental Funding LLC 2012-3, Series A†	2.10%	03/20/2019	2,995,209
1,175,000	Ford Credit Floorplan Master Owner Trust 2013-1, Series C	1.37%	01/15/2018	1,171,598
Total Asset Backed Securities (Cost $12,828,968)				12,720,187

Shares
Short-Term Investments - 1.3%
Money Market Funds - 1.3%
3,210,497	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#			3,210,497
Total Short-Term Investments (Cost $3,210,497)				3,210,497

Total Investments - 99.6% (Cost $248,777,392)				249,302,343
Other Assets in Excess of Liabilities - 0.4%				1,020,922
NET ASSETS - 100.0%				$250,323,265

^ Continuously callable with 30 days notice.

# Variable rate security. Rate disclosed is as of September 30, 2013.

† Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At September 30, 2013 the value of these securities amounted to $6,205,338 or 2.5% of net assets.

* Annualized seven-day yield as of September 30, 2013.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of investments	$248,777,405
Gross unrealized appreciation	2,744,555
Gross unrealized depreciation	(2,219,617)
Net unrealized appreciation	$524,938

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3

Corporate Bonds & Notes	$-	$83,680,700	$-
U.S. Treasury Notes	$-	$66,272,184	$-
Mortgage Backed Securities	$-	$52,591,611	$-
Municipal Bonds	$-	$30,827,164	$-
Asset Backed Securities	$-	$12,720,187	$-
Short -Term Investments	$3,210,497	$-	$-
Total Investments	$3,210,497	$246,091,846	$-

Brown Advisory Tactical Bond Fund
Schedule of Investments
September 30, 2013 (Unaudited)

Par Value/ Shares	Security Description	Rate	Maturity	Value $
U.S. Treasury Notes - 43.8%
900,000	United States Treasury Note	0.38%	11/15/2015	900,175
1,000,000	United States Treasury Note	1.75%	05/31/2016	1,032,188
8,030,160	United States Treasury Inflation Indexed Note	0.38%	07/15/2023	7,996,281
Total U.S. Treasury Notes (Cost $10,008,368)				9,928,644

Municipal Bonds - 22.3%
1,000,000	Connecticut State Callable 9/15/2022 @ 100^	5.00%	09/15/2023	1,172,570
1,000,000	Los Angeles California Wastewater System Revenue Refinance Bonds Callable 6/1/2022 @ 100^	5.00%	06/01/2032	1,077,920
1,000,000	Metropolitan Transportation Authority New York Revenue Bonds Callable 11/15/2022 @ 100^	5.00%	11/15/2031	1,050,010
1,500,000	New York State Thruway Authority Personal Income Tax Revenue Bonds Callable 3/15/2023 @ 100^	5.00%	03/15/2024	1,756,980
Total Municipal Bonds (Cost $4,943,039)				5,057,480

Short-Term Investments - 33.7%
Money Market Funds - 3.3%
750,534	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#			750,534

U.S. Treasury Bills - 30.4%
6,900,000	United States Treasury Bill			6,895,418
Total Short-Term Investments (Cost $7,642,461)				7,645,952

Total Investments - 99.8% (Cost $22,593,868)				22,632,076
Other Assets in Excess of Liabilities - 0.2%				46,394
NET ASSETS - 100.0%				$22,678,470

^ Continuously callable with 30 days notice.

# Variable rate security. Rate disclosed is as of September 30, 2013.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of investments	$22,594,821
Gross unrealized appreciation	124,647
Gross unrealized depreciation	(87,392)
Net unrealized appreciation	$37,255

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3

U.S. Treasury Notes	$-	$9,928,644	$-
Municipal Bonds	$-	$5,057,480	$-
Short-Term Investments	$750,534	$6,895,418	$-
Total Investments	$750,534	$21,881,542	$-

Brown Advisory Equity Income Fund
Schedule of Investments
September 30, 2013 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 87.9%
Consumer Discretionary - 11.7%
161,227	Best Buy, Inc.	6,046,013
39,995	GameStop Corp.	1,985,752
63,002	Garmin Ltd.	2,847,060
38,572	McDonald's Corp.	3,711,012
18,787	Time Warner Cable, Inc.	2,096,629
23,986	V.F. Corp.	4,774,413
		21,460,879
Consumer Staples - 15.8%
200,158	Altria Group, Inc.	6,875,427
75,834	Coca-Cola Co.	2,872,592
49,706	Kraft Foods Group, Inc.	2,606,583
119,032	Mondelez International, Inc.	3,739,986
22,874	PepsiCo, Inc.	1,818,483
48,893	Philip Morris International, Inc.	4,233,645
91,231	Unilever NV	3,441,233
46,694	Wal-Mart Stores, Inc.	3,453,488
		29,041,437
Energy - 9.7%
218,945	Kinder Morgan, Inc.	7,787,874
43,160	Occidental Petroleum Corp.	4,037,186
104,380	Total S.A. ADR	6,045,690
		17,870,750
Financials - 13.1%
77,167	Cincinnati Financial Corp.	3,639,196
48,584	Erie Indemnity Co.	3,520,883
108,972	FirstMerit Corp.	2,365,782
78,267	JPMorgan Chase & Co.	4,045,621
39,047	M&T Bank Corp.	4,370,140
173,208	OneBeacon Insurance Group Ltd.	2,556,550
48,867	T. Rowe Price Group, Inc.	3,515,003
		24,013,175
Health Care - 12.6%
76,008	AbbVie, Inc.	3,399,838
51,034	Johnson & Johnson	4,424,138
106,892	Merck & Co., Inc.	5,089,128
82,902	Novartis AG ADR	6,359,412
131,614	Pfizer, Inc.	3,778,638
		23,051,154
Industrials - 6.5%
133,830	Healthcare Services Group, Inc.	3,447,461
69,056	PACCAR, Inc.	3,843,657
42,551	United Technologies Corp.	4,587,849
		11,878,967
Information Technology - 13.3%
63,617	Accenture PLC	4,684,756
8,868	Apple, Inc.	4,227,819
74,373	Automatic Data Processing, Inc.	5,383,118
180,411	Microsoft Corp.	6,009,490
61,235	QUALCOMM, Inc.	4,124,790
		24,429,973
Materials - 1.2%
18,802	Praxair, Inc.	2,260,188
Telecommunication Services - 2.6%
70,856	Rogers Communications, Inc.	3,047,516
220,911	Windstream Holdings, Inc.	1,767,288
		4,814,804
Utilities - 1.4%
40,611	Dominion Resources, Inc.	2,537,375
Total Common Stocks (Cost $132,934,379)		161,358,702

Preferred Stocks - 3.4%
170,554	Public Storage, Inc. - Series S	3,886,926
91,534	Public Storage, Inc. - Seires O	2,324,963
Total Preferred Stocks (Cost $6,842,486)		6,211,889

Real Estate Investment Trusts - 3.7%
80,237	Plum Creek Timber Co., Inc.	3,757,499
153,823	Redwood Trust, Inc.	3,028,775
Total Real Estate Invesment Trusts (Cost $5,893,215)		6,786,274

Short-Term Investments - 5.5%
Money Market Funds - 5.5%
10,121,609	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	10,121,609
Total Short-Term Investments (Cost $10,121,609)		10,121,609

Total Investments - 100.5% (Cost $155,791,689)		184,478,474
Liabilities in Excess of Other Assets - (0.5)%		(942,422)
NET ASSETS - 100.0%		$183,536,052

ADR - American Depositary Receipt

# Annualized seven-day yield as of September 30, 2013.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of investments	$154,355,921
Gross unrealized appreciation	31,213,788
Gross unrealized depreciation	(1,091,235)
Net unrealized appreciation	$30,122,553

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3

Common Stocks	$161,358,702	$-	$-
Preferred Stocks	$6,211,889	$-	$-
Real Estate Investment Trusts	$6,786,274	$-	$-
Short-Term Investments	$10,121,609	$-	$-
Total Investments	$184,478,474	$-	$-

Brown Advisory Sustainable Growth Fund
Schedule of Investments
September 30, 2013 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.5%
Consumer Discretionary - 16.0%
45,102	BorgWarner, Inc.	4,572,892
8,944	Chipotle Mexican Grill, Inc.*	3,834,293
202,948	LKQ Corp.*	6,465,923
85,904	Nike, Inc.	6,240,067
67,185	Starbucks Corp.	5,171,229
89,327	TJX Companies, Inc.	5,037,149
		31,321,553
Consumer Staples - 4.4%
67,379	Church & Dwight Co., Inc.	4,046,109
76,388	Whole Foods Market, Inc.	4,468,698
		8,514,807
Health Care - 4.8%
81,712	Cerner Corp.*	4,293,966
48,380	Waters Corp.*	5,138,440
		9,432,406
Industrials - 33.4%
86,257	A. O. Smith Corp.	3,898,816
49,514	Canadian National Railway Co.	5,019,234
89,878	Clean Harbors, Inc.*	5,272,244
24,584	Cummins, Inc.	3,266,476
115,579	Danaher Corp.	8,011,936
46,480	IHS, Inc.*	5,307,086
60,233	J.B. Hunt Transport Services, Inc.	4,392,793
16,949	Middleby Corp.*	3,540,816
63,452	Pall Corp.	4,888,342
59,722	Stericycle, Inc.*	6,891,919
115,155	Verisk Analytics, Inc.*	7,480,469
118,756	Wabtec Corp.	7,466,190
		65,436,321
Information Technology - 31.4%
74,017	Accenture PLC	5,450,612
42,909	ANSYS, Inc.*	3,712,487
13,543	Apple, Inc.	6,456,625
97,877	Arm Holdings PLC ADR	4,709,841
172,506	EMC Corp.	4,409,253
8,278	Google, Inc.*	7,250,783
99,607	Intuit, Inc.	6,604,940
105,924	QUALCOMM, Inc.	7,135,041
93,727	Salesforce.com, Inc.*	4,865,369
207,474	Trimble Navigation Ltd.*	6,164,052
25,480	Visa, Inc.	4,869,228
		61,628,231
Materials - 7.5%
69,990	Ecolab, Inc.	6,912,213
65,454	Praxair, Inc.	7,868,225
		14,780,438
Total Common Stocks (Cost $145,240,287)		191,113,756

Short-Term Investments - 1.9%
Money Market Funds - 1.9%
3,777,100	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	3,777,100
Total Short-Term Investments (Cost $3,777,100)		3,777,100

Total Investments - 99.4% (Cost $149,017,387)		194,890,856
Other Assets in Excess of Liabilities - 0.6%		1,110,363
NET ASSETS - 100.0%		$196,001,219

ADR - American Depositary Receipt

* Non-Income Producing

# Annualized seven-day yield as of September 30, 2013.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of investments	$149,102,676
Gross unrealized appreciation	48,106,405
Gross unrealized depreciation	(2,318,225)
Net unrealized appreciation	$45,788,180

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3

Common Stocks	$191,113,756	$-	$-
Short-Term Investments	$3,777,100	$-	$-
Total Investments	$194,890,856	$-	$-

Brown Advisory Tax Exempt Bond Fund
Schedule of Investments
September 30, 2013 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 95.5%
General Obligation Bonds - 21.2%
665,000	Charleston County Capital Improvement	4.00%	11/01/2013	667,214
1,045,000	Chicago Illinois	5.25%	01/01/2020	1,146,846
4,800,000	Chicago Illinois	5.44%~	01/01/2023	2,938,320
650,000	City of Leawood Improvement Series A	2.00%	09/01/2014	660,972
1,000,000	Cook County Series A	5.00%	11/15/2019	1,138,410
1,785,000	De Soto Texas Independent School District	3.00%	08/15/2016	1,903,238
1,150,000	Honolulu Hawaii City & County	4.00%	08/01/2016	1,257,617
1,500,000	Illinois State	4.00%	07/01/2016	1,592,595
1,000,000	Las Vegas Water District - Water Bonds Series B	4.00%	06/01/2016	1,083,880
3,000,000	Mecklenburg County North Carolina	3.00%	12/01/2015	3,169,740
1,315,000	Metropolitan Government of Nashville & Davidson County - District Energy System Tax Refunding Series A	3.00%	10/01/2015	1,384,340
1,000,000	Midland Texas Independent School District	2.00%	02/15/2015	1,024,320
3,000,000	New York New York	5.00%	08/01/2016	3,363,930
2,000,000	New York New York Series J	5.00%	08/01/2016	2,242,620
1,310,000	North Central Wisconsin Technical College District Promissory Notes	2.00%	09/01/2014	1,330,410
1,500,000	Ohio State Third Frontier	3.13%	11/01/2014	1,547,430
1,200,000	Oxford Alabama Series B	2.00%	09/01/2014	1,216,464
1,000,000	Richardson Texas Independent School District	3.00%	02/15/2015	1,036,040
1,010,000	State of Wisconsin Series A	5.00%	05/01/2015	1,085,205
				29,789,591
Refunded Bonds - 11.9%
750,000	Blue Mountain School District Callable 10/1/2014 @ 100^	4.45%	10/01/2026	781,958
1,000,000	Charleston South Carolina Educational Excellence Financing Corp. Callable 12/1/2014 @ 100^	5.00%	12/01/2016	1,055,290
500,000	City of Miami Florida Healthcare Facilities Authority Healthcare System - Catholic Health East Series B, Callable 11/15/2013 @ 100^	5.13%	11/15/2024	503,060
3,000,000	Colorado State Department of Corrections Callable 3/1/2016 @ 100^	5.00%	03/01/2018	3,325,950
600,000	Garden State Preservation Trust - Open Space & Farmland Preservation Series A, Callable 11/1/2015 @ 100^	5.80%	11/01/2018	665,880
650,000	Honolulu Hawaii City & County Series B, Callable 7/1/2014 @ 100^	5.00%	07/01/2016	673,530
1,485,000	Medical University Hospital Authority South Carolina Series A, Callable 8/15/2014 @ 100^	5.25%	08/15/2027	1,548,914
2,105,000	Municipality of Anchorage, Alaska 2005 (Schools) Series A, Callable 3/1/2015 @ 100^	5.00%	03/01/2020	2,243,214
2,080,000	New Jersey Educational Facilities Authority - Montclair State University Callable 7/1/2015 @ 100^	5.00%	07/01/2032	2,246,754
2,270,000	New Jersey State Transportation Trust Fund Authority Transportation System Bonds Callable 12/15/2015 @ 100^	5.25%	12/15/2016	2,512,913
1,000,000	Orange County Florida Health Facilities Authority Callable 1/1/2015 @ 100^	5.00%	01/01/2029	1,059,440
600,000	St. Johns County Florida Water & Sewer Callable 6/1/2014 @ 34.327^	5.31%~	06/01/2034	205,644
				16,822,547
Revenue Bonds - 62.4%
700,000	Alabama 21st Century Authority - Tobacco Settlement Series A	4.00%	06/01/2015	737,604
175,000	Allegheny County Pennsylvania Hospital Development Authority	5.00%	10/15/2018	202,596
1,000,000	Arizona Health Facilities Authority Hospital - Phoenix Children's Hospital Series A	5.00%	02/01/2020	1,107,070
1,850,000	Arizona Health Facilities Authority Hospital - Phoenix Children's Hospital Series A	5.00%	02/01/2021	2,043,917
2,000,000	City of Chicago - Chicago O'Hare International Airport Third Lien Non-AMT Series B	5.00%	01/01/2017	2,216,660
1,500,000	City of Lincoln - Lincoln Electric System	4.00%	09/01/2015	1,604,070
1,400,000	City of Miami Beach Health Facilities Authority - Mount Sinai Medical Center of Florida Callable 11/15/2022 @ 100^	4.00%	11/15/2025	1,289,092
1,415,000	City of Miami Beach Health Facilities Authority Hospital Refunding - Mount Sinai Medical Center of Florida	5.00%	11/15/2021	1,524,365
2,000,000	City of Philadelphia - Water & Wastewater	5.25%	12/15/2014	2,061,460
1,205,000	Cobb County Georgia Kennestone Hospital Revenue Anticipation Certificates Callable 4/1/2023 @ 100^	5.00%	04/01/2028	1,290,627
1,635,000	Collier County Florida - Gas Tax Callable 6/1/2020 @ 100 ^	5.00%	06/01/2021	1,830,219
300,000	Colorado Health Facilities Authority - Covenant Retirement Communities	5.00%	12/01/2020	327,768
2,405,000	Colorado Health Facilities Authority Revenue - Covenant Retirement Communities, Inc. Series A, Callable 12/1/2022 @ 100^	5.00%	12/01/2027	2,391,965
205,000	Connecticut State Health & Education Facilities Authority - Bridgeport Hospital Series D	5.00%	07/01/2020	229,422
335,000	Cook County Sales Tax Revenue	4.00%	11/15/2015	358,242
1,000,000	Dallas Fort Worth Texas International Airport Joint Revenue Bonds	5.00%	11/01/2018	1,149,140
750,000	Dallas/Fort Worth International Airport Joint Revenue Improvement Series C	4.00%	11/01/2017	826,995
1,100,000	Deltona Florida Utility System Revenue Callable 10/1/2023 @ 100^	5.00%	10/01/2024	1,230,108
1,000,000	Denver Colorado Urban Renewal Authority Revenue Bonds Callable 12/1/2022 @ 100^	5.00%	12/01/2025	1,085,660
2,500,000	Denver Colorado Urban Renewal Authority Tax Increase Revenue Bonds Callable 12/1/2022 @ 100^	5.00%	12/01/2023	2,773,200
750,000	Illinois Finance Authority Northwestern Memorial Callable 8/15/2022 @ 100^	4.00%	08/15/2033	674,550
2,649,161	Illinois Housing Development Authority Series A, Callable 1/1/2023 @ 100^	2.45%	06/01/2043	2,453,812
475,000	Indiana Finance Authority - First Lien Wastewater Utility Series A	4.00%	10/01/2016	517,783
1,500,000	Indiana Finance Authority Hospital Revenue Community Health Network Series A	5.00%	05/01/2023	1,665,735
500,000	Indianapolis Local Public Improvement Bond Bank Refunding Series B	3.00%	02/01/2016	526,435
1,000,000	Iowa Finance Authority Health Facilities - Mercy Medical Center Project Callable 8/15/2022 @ 100^	5.00%	08/15/2026	1,070,970
1,820,000	JEA Electric System Subordinated Series B	5.00%	10/01/2017	2,090,852
1,000,000	Jurupa California Public Financing Authority Special Tax Revenue Bonds	5.00%	09/01/2023	1,084,300
1,035,000	Lower Colorado River Authority Series B	5.00%	05/15/2018	1,188,066
2,500,000	Metropolitan Government of Nashville & Davidson County Electric System Series A	5.00%	05/15/2016	2,780,225
1,000,000	Miami-Dade County Florida Expressway Authority	5.00%	07/01/2019	1,153,150
2,500,000	Miami-Dade County Florida Transit System Sales Surtax Callable 7/1/2022 @ 100^	5.00%	07/01/2023	2,808,625
1,250,000	Monroe County Georgia Development Authority Pollution Revenue Bonds #	2.40%	01/01/2039	1,208,513
1,345,000	Montana State Board of Housing Callable 12/1/2022 @ 100^	3.25%	12/01/2028	1,244,098
1,000,000	Montgomery County Higher Education & Health Authority - Abington Memorial Hospital Obligated Group Series A, Callable 6/1/2022 @ 100^	5.00%	06/01/2024	1,096,390
1,000,000	New Jersey Health Care Facilities Financing Authority - Barnabas Health Issue Callable 7/1/2022 @ 100^	5.00%	07/01/2023	1,082,400
1,000,000	New Jersey Health Care Facilities Financing Authority - Barnabas Health Issue Callable 7/1/2022 @ 100^	5.00%	07/01/2024	1,068,230
1,020,000	New Jersey Health Care Facilities Financing Authority - Barnabas Health Issue Callable 7/1/2022 @ 100^	4.00%	07/01/2026	980,455
1,989,503	New Mexico State Mortgage Finance Authority Callable 6/1/2023 @ 100^	2.85%	07/01/2043	2,016,381
2,000,000	New York State Mortgage Agency Revenue	1.15%	10/01/2017	1,985,440
500,000	North Carolina Medical Care Commission Health Care Facilities - WakeMed Series A	2.00%	10/01/2013	500,025
500,000	North Dakota Housing Finance Agency - Housing Finance Program Non-AMT	2.80%	01/01/2022	482,405
650,000	North Dakota Housing Finance Agency - Housing Finance Program Non-AMT	2.80%	07/01/2022	624,033
2,000,000	Pennsylvania Economic Development Financing Revenue Bonds	5.00%	07/01/2015	2,164,740
100,000	Philadelphia Pennsylvania Water & Wastewater	3.00%	06/15/2016	105,889
360,000	Philadelphia Pennsylvania Water & Wastewater	5.00%	11/01/2019	419,821
1,000,000	Puerto Rico SalesTax Financing Corp. Revenue Bonds	4.63%	08/01/2019	987,120
1,000,000	Puerto Rico SalesTax Financing Corp. Revenue Bonds Series A, Callable 8/1/2019 @ 100^	5.50%	08/01/2023	972,560
1,810,000	Puerto Rico SalesTax Financing Corp. Revenue Bonds First Subseries A-1	6.82%~	08/01/2024	884,674
2,500,000	Puerto Rico SalesTax Financing Corp. Revenue Bonds Series A, Callable 8/1/2019 @ 100^	5.00%	08/01/2024	2,292,600
750,000	Purdue University Student Fee Series AA	4.00%	07/01/2014	771,682
2,500,000	Railsplitter Tobacco Settlement Authority	5.25%	06/01/2020	2,838,700
1,340,000	Rhode Island Clean Water Finance Agency - Water Pollution Control Series B	3.00%	10/01/2015	1,409,278
2,090,000	State of Connecticut Health & Educational Facilities Authority - Bridgeport Hospital Series D	5.00%	07/01/2018	2,362,285
1,000,000	State of Illinois Department of Employment Security - Unemployment Insurance Fund Building Receipts Series A	5.00%	06/15/2016	1,110,940
2,000,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2017	2,194,100
1,000,000	Tobacco Settlement Financing Corp. Callable 6/1/2017 @ 100^	5.00%	06/01/2018	1,091,880
2,550,000	Tobacco Settlement Financing Corp. Louisiana Revenue Bonds	5.00%	05/15/2019	2,890,400
1,000,000	Tucson Arizona Water System Revenue Bonds	3.00%	07/01/2015	1,045,110
1,200,000	Tyler Health Facilities Development Corporation - Mother Frances Hospital Regional Health Care Center Callable 7/1/2021 @ 100^	5.13%	07/01/2022	1,297,476
1,770,000	University of Colorado Hospital Authority Series A, Callable 11/15/2022 @ 100^	5.00%	11/15/2036	1,800,391
1,000,000	West Travis County Texas Public Utility Revenue Bonds	5.00%	08/15/2017	1,129,000
1,170,000	Wisconsin Health & Educational Facilities Authority - Froedtert Health, Inc. Obligated Group Series A, Callable 10/1/2022 @ 100^	5.00%	04/01/2032	1,203,965
2,080,000	Wisconsin State Health & Higher Education Aspirus, Inc.	5.00%	08/15/2023	2,313,979
				87,869,643
Total Municipal Bonds (Cost $137,337,936)				134,481,781

Shares
Short-Term Investments - 5.4%
Money Market Fund - 5.4%
7,624,648	DWS Cash Account Trust - Tax-Exempt Portfolio, 0.01%*			7,624,648
Total Short-Term Investments (Cost $7,624,648)				7,624,648

Total Investments - 100.9% (Cost $144,962,584)				142,106,429
Liabilities in Excess of Other Assets - (0.9)%				(1,309,476)
TOTAL NET ASSETS - 100.0%				$140,796,953

^ Continuously callable with 30 days notice.

# Variable rate security. Rate disclosed is as of September 30, 2013.

~ Zero coupon bond. Amount shown is yield to maturity as of September 30, 2013.

* Annualized seven-day yield as of September 30, 2013.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of investments	$144,962,584
Gross unrealized appreciation	201,420
Gross unrealized depreciation	(3,057,575)
Net unrealized depreciation	$(2,856,155)

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3

Municipal Bonds	$-	$134,481,781	$-
Short-Term Investments	$7,624,648	$-	$-
Total Investments	$7,624,648	$134,481,781	$-

Brown Advisory Emerging Markets Fund
Schedule of Investments
September 30, 2013 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 89.5%
Brazil - 5.6%
124,020	Cielo S.A.	3,358,047
156,200	Natura Cosmeticos S.A.	3,506,272
164,900	Souza Cruz S.A.	1,972,431
		8,836,750
Chile - 7.3%
2,437,851	AFP Habitat S.A.†	3,993,391
2,977,542	Aguas Andinas S.A.	2,051,687
232,048	Cia Cervecerias Unidas S.A.	3,083,170
1,220,368	Inversiones Aguas Metropolitan	2,313,996
		11,442,244
China - 6.5%
1,095,500	AAC Technologies Holdings, Inc.	4,994,630
460,000	China Mobile Ltd.	5,175,990
		10,170,620
Finland - 3.1%
93,794	Nokian Renkaat	4,768,708
Indonesia - 3.1%
217,933	Semen Indonesia Persero Tbk PT	244,993
1,374,683	Tambang Batubara Bukit Asam	1,514,177
17,135,000	Telekomunikasi Indonesia	3,113,149
		4,872,319
Korea - 11.8%
54,950	KT&G Corp.	3,935,847
29,780	NCSoft Corp.	5,296,744
269,040	Nexen Tire Corp.	4,004,726
4,054	Samsung Electronic	5,156,663
		18,393,980
Luxembourg - 2.0%
36,148	Millicom International Cellular	3,197,909
Malaysia - 6.7%
193,933	British American Tobacco Malaysia BHD	3,822,757
708,800	Public Bank BHD	3,851,476
1,450,900	Top Glove Corp.	2,799,865
		10,474,098
Morocco - 1.0%
136,015	Maroc Telecom S.A.	1,558,088
Philippines - 6.5%
4,286,561	Aboitiz Power Corp.	3,104,171
2,265,872	Metropolitan Bank & Trust	4,323,057
41,355	Philippine Long Distance Corp.	2,820,174
		10,247,402
Poland - 5.7%
70,848	Bank Pekao S.A.	4,049,976
35,559	Powszechny Zaklad Ubezpieczen	4,823,715
		8,873,691
South Africa - 7.8%
127,279	Foschini Group Ltd.	1,319,719
1,287,784	Nampak Ltd.	4,003,190
1,037,069	Sanlam Ltd.	4,831,635
28,781	Shoprite Holding Ltd.	474,440
53,664	Tiger Brands Ltd.	1,598,914
		12,227,898
Taiwan - 9.7%
1,300,000	Far EasTone Telecommunications	3,238,921
254,100	Formosa International Hotels	2,854,075
624,000	President Chain Store Corp.	4,507,197
1,355,000	Taiwan Semiconductor Manufacturing Co.	4,613,963
		15,214,156
Turkey - 8.4%
1,483,050	Aksa	6,282,681
1,873,051	Anadolu Hayat Emeklilik AS†	4,224,051
1,952,367	Turkiye Sise Ve Cam Fabrikalari	2,687,803
		13,194,535
United Arab Emirates - 4.3%
581,974	First Gulf Bank	2,623,751
1,165,467	National Bank Abu Dhabi	4,052,125
		6,675,876
Total Common Stocks (Cost $139,326,702)		140,148,274

Preferred Stocks - 2.5%
Brazil - 2.5%
394,000	AES Tiete S.A.	3,900,356
Total Preferred Stocks (Cost $4,136,950)		3,900,356

Exchange Traded Funds - 1.4%
India - 1.4%
105,900	iShares S&P India Nifty 50 Index Fund	2,226,018
Total Exchange Traded Funds (Cost $2,489,479)		2,226,018

Rights - 0.0%
Chile - 0.0%
37,156	Cia Cervecerias Unidas S.A. S-Rights	15,164
Total Rights (Cost $52,381)		15,164

Short-Term Investments - 6.9%
Money Market Funds- 6.9%
10,773,768	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03%#	10,773,768
Total Short-Term Investments (Cost $10,773,768)		10,773,768
Total Investments - 100.3% (Cost $156,779,280)		157,063,580
Liabilities in Excess of Other Assets - (0.3)%		(428,682)
NET ASSETS - 100.0%		$156,634,898

† All or a portion of this security is considered illiquid. At September 30, 2013, the total market value of securities considered illiquid was $5,424,298 or 3.5% of net assets.

# Annualized seven-day yield as of September 30, 2013.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of investments	$156,889,173
Gross unrealized appreciation	10,360,717
Gross unrealized depreciation	(10,186,310)
Net unrealized appreciation	$174,407

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3

Common Stocks	$23,078,859	$117,069,415	$-
Exchange Traded Funds	$2,226,018	$-	$-
Preferred Stocks	$3,900,356	$-	$-
Rights	$15,164	$-	$-
Short-Term Investments	$10,773,768	$-	$-
Total Investments	$39,994,165	$117,069,415	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brown Advisory Funds

By (Signature and Title* /s/ David M. Churchill
  David M. Churchill, President

Date 11/26/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David M. Churchill
   David M. Churchill, President

Date 11/26/2013

By (Signature and Title)* /s/ Jason T. Meix
   Jason T. Meix, Treasurer

Date 11/27/2013

* Print the name and title of each signing officer under his or her signature.